Schedule of Effective Income Tax Rate Reconciliation (Details)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Computed tax benefit at federal statutory rate				21.00%	21.00%
State tax benefit				6.00%	7.00%
Change in valuation allowance				(24.00%)	(25.00%)
Income tax provision
Permanent differences
Stock based compensation				(1.00%)	(1.00%)
Foreign tax rate differential
Research and development credit					(1.00%)
Change in fair value of debt				(2.00%)	(1.00%)
First Light Acquisition Group Inc [Member]
Computed tax benefit at federal statutory rate			21.00%	21.00%
State tax benefit			(2.49%)	(3.72%)
Change in fair value of warrant liabilities			(35.05%)	(36.42%)
Change in valuation allowance			13.50%	29.14%
Change in fair value of forward purchase units			3.04%	(1.06%)
Income tax provision	2.30%	1.91%	0.00%	8.95%